DERIVATIVE INSTRUMENTS - Disclosure of (gains) losses associated with derivative instruments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Losses associated with derivatives	$ 4,919	$ (16,274)
Copper put option contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Realized (gain) loss on options	1,041	(13,550)
Unrealized (gain) loss on options	2,677	(3,999)
Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Realized (gain) loss on options	2,004	472
Unrealized (gain) loss on options	$ (803)	$ 803